Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Entity Shell Company Report	false
Entity File Number	1-32479
Entity Registrant Name	TEEKAY LNG PARTNERS L.P.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, Address Line Three	69 Pitts Bay Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001308106
Current Fiscal Year End Date	--12-31
Entity Shell Company	false
Limited Partners - common units outstanding		77,500,000
Limited Partners - preferred units outstanding	11,800,000	11,800,000
Common Units
Class of Stock [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	TGP
Security Exchange Name	NYSE
Series A Preferred Units
Class of Stock [Line Items]
Title of 12(b) Security	Series A Preferred Units
Trading Symbol	TGP PR A
Security Exchange Name	NYSE
Limited Partners - preferred units outstanding	5,000,000
Series B Preferred Units
Class of Stock [Line Items]
Title of 12(b) Security	Series B Preferred Units
Trading Symbol	TGP PR B
Security Exchange Name	NYSE
Limited Partners - preferred units outstanding	6,800,000
Common Units
Class of Stock [Line Items]
Limited Partners - common units outstanding	86,951,234
Business contact
Class of Stock [Line Items]
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, Address Line Three	69 Pitts Bay Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-2530
Contact Personnel Name	N. Angelique Burgess
Contact Personnel Fax Number	(441) 292-3931